UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number      811-06603
Performance Funds Trust

(Exact name of registrant as specified in charter)
3435 Stelzer Road     Columbus, Ohio         43219

(Address of principal executive offices)   (Zip code)
Citi Fund Services     3435 Stelzer Road     Columbus, Ohio 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code:      800-737-3676
Date of fiscal year end:      05/31/08
Date of reporting period:      02/29/08
Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 — 12-14 of Regulation S-X [17 CFR 210.12-12 — 12-14]. The schedules need not be audited.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

Principal
Amount	Security Description	Value
U.S. Government Agency Securities—62.8%
Federal Farm Credit Bank—0.8%
$5,000,000	5.25%, 7/2/08	$5,002,555

Federal Home Loan Bank—32.3%
30,000,000	2.65%†, 3/5/08	29,991,167
10,000,000	2.84%†, 3/19/08	9,985,825
30,000,000	2.70%†, 3/28/08	29,939,227
20,000,000	2.80%†, 4/2/08	19,950,222
20,000,000	2.69%†, 4/9/08	19,941,717
20,000,000	2.66%†, 4/23/08	19,918,439
20,000,000	2.70%†, 5/14/08	19,889,000
30,000,000	2.56%†, 5/30/08	29,808,000
3,830,000	4.63%, 10/16/08	3,850,936
8,900,000	2.38%, 2/19/09	8,876,674
13,000,000	2.83%, 3/3/09	12,999,350

		205,150,557

Federal Home Loan Mortgage Corporation—3.9%
25,000,000	2.72%†, 5/6/08	24,875,333

Federal National Mortgage Association—25.8%
30,000,000	3.62%†, 3/12/08	29,966,817
30,000,000	2.70%†, 3/14/08	29,970,930
20,000,000	2.69%†, 3/20/08	19,971,606
30,000,000	2.68%†, 3/26/08	29,944,167
20,000,000	2.84%†, 4/30/08	19,905,333
30,000,000	2.68%†, 5/28/08	29,803,467
4,511,000	4.50%, 10/15/08	4,532,125

		164,094,445

Total U.S. Government Agency Securities		399,122,890

Commercial Paper—34.6%
Beverages—1.6%
10,000,000	Coca-Cola Company, 2.85%†, 4/11/08	9,967,542

Consumer Goods & Services—8.6%
27,500,000	DuPont, 2.91%†, 3/18/08	27,462,210
27,000,000	Procter & Gamble Company, 2.87%†, 3/13/08	26,974,170

		54,436,380

Energy—4.7%
30,000,000	Chevron Corporation, 2.90%†, 3/4/08	29,992,750

Financial Services—19.7%
28,500,000	General Electric Capital Corporation, 2.99%†, 3/28/08	28,436,089
25,000,000	Merrill Lynch and Co., Inc., 3.12%†, 4/22/08	24,887,333
10,000,000	National Rural Utilities, 2.92%†, 3/11/08	9,991,889
17,000,000	National Rural Utilities, 2.91%†, 3/19/08	16,975,265
20,000,000	Toyota Motor Credit Corporation, 4.47%†, 3/19/08	19,955,300
25,000,000	Wells Fargo Corporation, 3.04%†, 3/14/08	24,972,556

		125,218,432

Total Commercial Paper		219,615,104

Corporate Bonds—1.6%
Financial Services—1.6%
5,000,000	Wachovia Corporation, 4.37%*, 10/2/08	4,998,237
5,000,000	Wachovia Corporation, 6.00%, 10/30/08	5,093,051

Total Corporate Bonds		10,091,288

Municipal Bond—1.0%
Mississippi—1.0%
6,580,000	Mississippi Business Finance Corporation, 3.15%*, 4/1/21, (LOC Bank of America)	6,580,000

Total Municipal Bonds		6,580,000

Repurchase Agreement—2.3%
14,741,312	Bank of America Securities, 2.98%, 3/3/08, with a maturity value of $14,744,973 (fully collateralized by Federal Home Loan Bank notes, 2.76%, due 7/14/08, with a value of $15,036,138)	14,741,312

Total Repurchase Agreements		14,741,312

Total Investments
(Cost $650,150,594)(a)—102.3%		650,150,594

Liabilities in excess of other assets—(2.3)%		(14,327,257)

NET ASSETS—100.0%		$635,823,337

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

†	Rate represents the effective yield at February 29, 2008.

*	Variable or Floating Rate Security. Rate disclosed is as of February 29, 2008.

LOC	Letter of Credit

Performance Funds Trust
The U.S. Treasury Money Market Fund
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

Principal
Amount	Security Description	Value
U.S. Treasury Bills—99.5%
$25,500,000	3.43%†, 3/6/08(a)	$25,487,845
10,000,000	2.44%†, 4/17/08	9,968,210
36,500,000	2.53%†, 5/1/08(a)	36,343,616
8,000,000	3.04%†, 5/8/08(a)	7,954,062

Total U.S. Treasury Bills		79,753,733

Investment Companies—0.8%
674,405	Goldman Sachs Financial Square Treasury Instrument Fund, 2.19% *	674,405

Total Investment Companies		674,405

Short Term Securities Held as Collateral for Securities Lending—33.4%
	Pool of various securities for the Performance Funds Trust	26,783,095

Total Short Term Securities Held as Collateral for Securities Lending		26,783,095

Total Investments
(Cost $107,211,233) (b)—133.7%		107,211,233

Liabilities in excess of other assets—(33.7)%		(27,026,234)

NET ASSETS—100.0%		$80,184,999

(a)	All or a portion of the security was held on loan.

(b)	Cost for federal income tax purposes is $107,218,741 and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(7,508)

Net unrealized depreciation	$(7,508)

†	Rate represents the effective yield at February 29, 2008.

*	Rate reflects the 7 day effective yield at February 29, 2008.

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

Shares/
Principal
Amount	Security Description	Value
U.S. Government Agency Securities—94.6%
Federal Home Loan Bank—55.3%
$2,500,000	4.25%, 11/20/09	$2,581,388
2,000,000	4.38%, 10/22/10	2,089,102
2,000,000	4.75%, 3/14/08	2,000,545
3,000,000	4.75%, 12/12/08	3,052,944
3,825,000	4.88%, 3/12/10	4,013,278
2,000,000	5.00%, 12/12/08	2,039,108
3,000,000	5.00%, 9/18/09	3,124,683
2,000,000	5.00%, 10/2/09	2,084,262
2,500,000	5.00%, 12/11/09	2,615,937
4,000,000	5.00%, 9/14/12	4,293,260
3,000,000	5.13%, 6/18/08	3,020,184
3,000,000	5.25%, 6/12/09	3,110,286
2,000,000	5.25%, 9/11/09	2,085,384
2,200,000	5.25%, 6/11/10	2,334,981

		38,445,342

Federal Home Loan Mortgage Corporation—6.1%
175,982	3.50%, 9/15/22, Series 2715 QB	175,755
2,000,000	4.88%, 2/9/10	2,094,940
9,661	5.00%, 9/15/12, Series 2702 WA	9,649
2,000,000	5.13%, 4/18/08	2,005,861

		4,286,205

Federal National Mortgage Association—29.5%
2,500,000	3.13%, 2/11/11	2,504,483
2,830,000	3.60%, 3/3/09	2,865,347
4,500,000	4.00%, 1/26/09	4,564,503
4,000,000	4.20%, 6/8/09	4,095,720
2,000,000	4.63%, 12/15/09 (a)	2,080,210
1,200,000	4.63%, 6/1/10	1,254,308
2,000,000	5.38%, 8/15/09	2,088,456
1,000,000	5.50%, 7/9/10	1,021,910

		20,474,937

Government National Mortgage Association—3.7%
1,298,420	3.25%, 6/16/27, Series 2004-26 HD	1,292,654
1,298,279	3.47%, 4/20/34, Series 2004-22 BK	1,295,227

		2,587,881

Total U.S. Government Agency Securities		65,794,365

U.S. Treasury Notes—2.2%
1,500,000	4.50%, 2/15/09	1,539,375

Total U.S. Treasury Notes		1,539,375

Investment Companies—2.9%
1,994,464	Performance Money Market Fund, Institutional Class, 2.65% (b)(c)	1,994,464

Total Investment Companies		1,994,464

Short Term Securities Held as Collateral for Securities Lending—3.0%
	Pool of various securities for the Performance Funds Trust	2,142,043

Total Short Term Securities Held as Collateral for Securities Lending		2,142,043

Total Investments
(Cost $69,583,132) (d) —102.7%		71,470,247

Other assets in excess of liabilities—(2.7)%		(1,923,506)

NET ASSETS—100.0%		$69,546,741

(a)	All or a portion or all of the security was held on loan.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at February 29, 2008.

(d)	Cost for federal income tax and financial reporting purposes are the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,894,833
Unrealized depreciation	(7,718)

Net unrealized appreciation	$1,887,115

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

Principal
Amount	Security Description	Value
U.S. Government Agency Securities—74.3%
Federal Farm Credit Bank—3.9%
$1,000,000	5.30%,10/25/17	$1,082,095
2,000,000	5.30%, 4/6/20	2,145,720

		3,227,815

Federal Home Loan Bank—7.8%
1,000,000	4.88%, 11/18/11	1,066,578
2,000,000	5.25%, 6/18/14	2,175,404
2,000,000	5.38%, 8/19/11	2,164,782
1,000,000	5.38%, 5/15/19	1,076,920

		6,483,684

Federal Home Loan Mortgage Corporation—18.6%
1,592,259	4.50%, 11/15/13, Series 2770 UH	1,598,071
2,000,000	4.50%, 2/15/15, Series 2658 PD	2,021,480
3,000,000	4.50%, 7/15/15, Series 2633 PC	3,026,130
2,000,000	5.00%, 4/15/34, Series 2780 TG	1,934,860
1,000,000	5.00%, 5/15/34, Series 2922 QE	999,420
2,000,000	5.00%, 2/15/36, Series 3113 QE	1,913,940
1,000,000	5.13%, 4/18/11 (a)	1,070,294
2,000,000	5.50%, 7/18/16	2,191,344
500,000	6.63%, 9/15/09	532,707

		15,288,246

Federal National Mortgage Association—17.5%
1,000,000	3.88%, 2/15/10	1,029,434
1,000,000	4.00%, 11/25/18, Series 2003-112 AN	969,959
782,065	4.00%, 12/25/29, Series 2003-27 EC	781,160
3,000,000	4.50%, 5/25/15, Series 2003-54 TC	3,021,914
2,000,000	5.00%, 4/15/15	2,140,654
3,000,000	5.00%, 8/25/30, Series 2003-54 PE	3,089,957
1,000,000	5.05%, 2/7/11, Callable 08/07/06 @100	1,061,881
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	1,953,417
178,213	7.00%, 4/1/20, Pool #253299	190,287
57,661	7.50%, 9/1/29, Pool #252717	62,475

		14,301,138

Government National Mortgage Association—18.9%
2,216,755	5.00%, 12/20/31, Series 2006-27 CB	2,261,936
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	3,640,387
3,000,000	5.50%, 4/20/30, Series 2003-86 QD	3,082,140
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	2,045,000
4,081,387	5.50%, 8/15/35, Pool #644568	4,175,418
125,840	7.00%, 10/15/29, Pool #510559	135,149
68,984	7.50%, 10/15/29, Pool #510534	74,465
179,143	8.00%, 2/15/30, Pool #529127	196,880
1,690	9.00%, 3/15/20, Pool #271741	1,858

		15,613,233

Tennessee Valley Authority—7.6%
3,500,000	6.00%, 3/15/13	3,923,794
2,000,000	7.14%, 5/23/12	2,310,780

		6,234,574

Total U.S. Government Agency Securities		61,148,690

U.S. Treasury Notes—12.6%
1,000,000	4.00%, 4/15/10 (a)	1,048,672
1,500,000	4.13%, 5/15/15	1,597,266
2,000,000	4.38%, 12/15/10 (a)	2,138,750
1,000,000	4.50%, 5/15/17 (a)	1,077,266
1,000,000	4.75%, 5/15/14 (a)	1,109,297
1,000,000	4.88%, 7/31/11 (a)	1,094,141
2,000,000	5.13%, 5/15/16 (a)	2,252,812

Total U.S. Treasury Notes		10,318,204

U.S. Treasury Strips—1.0%
2,000,000	0.00%, 11/15/26	842,040

Total U.S. Treasury Strips		842,040

Corporate Bonds—12.5%
Beverages—1.3%
1,000,000	Coca-Cola Enterprises, 7.13%, 9/30/09	1,062,030

Chemicals—0.3%
250,000	Air Products & Chemicals, Inc., 6.24%, 1/13/10	266,813

Consumer Non-Durable—0.4%
250,000	Kimberly Clark Corporation, 6.88%, 2/15/14	285,267

Electrical Components & Equipment—1.3%
1,000,000	Emerson Electric Company, 7.13%, 8/15/10	1,094,580

Financial Services—3.8%
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	582,326
250,000	Chase Manhattan Corporation, 6.50%, 1/15/09	255,045
500,000	CNA Financial Corporation, 6.60%, 12/15/08	508,049
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	731,770
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	535,985
500,000	John Deere Capital Corporation, 6.00%, 2/15/09	511,018

		3,124,193

Food Service—2.6%
1,000,000	Campbell Soup Company, 6.75%, 2/15/11	1,095,660
1,000,000	H.J. Heinz Company, 6.00%, 3/15/08	1,000,589

		2,096,249

Railroads—1.3%
1,000,000	Union Tank Car Company, 6.79%, 5/1/10	1,069,380

Telecommunications—1.2%
500,000	AT&T Corporation, 6.00%, 3/15/09	513,572
250,000	Motorola, Inc., 6.50%, 3/1/08	250,000

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments (continued)
February 29, 2008
(Unaudited)

Shares/
Principal
Amount	Security Description	Value
Corporate Bonds—continued
Telecommunications—continued
250,000	Southwestern Bell Telephone Company, 7.20%, 10/15/26, Callable 10/15/08 @102.4763	257,560

		1,021,132

Utilities—0.3%
250,000	Northern States Power Company, 7.13%, 7/1/25	282,598

Total Corporate Bonds		10,302,242

Investment Companies—0.7%
592,538	Performance Money Market Fund, Institutional Class 2.65% (b)(c)	592,538

Total Investment Companies		592,538

Short Term Securities Held as Collateral for Securities Lending—11.6%
	Pool of various securities for the Performance Funds Trust	9,510,646

Total Short Term Securities Held as Collateral for Securities Lending		9,510,646

Total Investments
(Cost $88,467,812) (d)—112.7%		92,714,360

Liabilities in excess of other assets—(12.7)%		(10,422,026)

NET ASSETS—100.0%		$82,292,334

(a)	All or a portion or all of the security was held on loan.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at February 29, 2008.

(d)	Cost for federal income tax and financial reporting purposes are the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,358,411
Unrealized depreciation	(111,863)

Net unrealized appreciation	$4,246,548

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

Shares	Security Description	Value
Common Stocks—95.2%
Aerospace/Defense—5.8%
7,300	General Dynamics Corporation	$597,505
3,000	Goodrich Corporation	177,690
8,900	Honeywell International, Inc.	512,106
6,500	Lockheed Martin Corporation	670,800
9,700	Raytheon Company	628,948
6,500	Rockwell Collins, Inc.	382,850
8,000	United Technologies Corporation	564,080

		3,533,979

Beverages—4.3%
7,200	Anheuser-Busch Companies, Inc.	339,048
20,800	Coca-Cola Company	1,215,968
15,100	PepsiCo, Inc.	1,050,356

		2,605,372

Consumer Goods & Services—2.7%
5,900	Colgate-Palmolive Company	448,931
17,700	Procter & Gamble Company	1,171,386

		1,620,317

Consumer Products—1.4%
11,400	NIKE, Inc., Class B	686,280
2,800	Wm. Wrigley Jr. Company	167,608

		853,888

Diversified—8.4%
6,000	CSX Corporation	291,120
7,300	Danaher Corporation	541,295
10,000	Emerson Electric Company	509,600
51,800	General Electric Company	1,716,652
10,000	Textron, Inc.	541,700
14,600	Thermo Fisher Scientific, Inc.(a)	816,578
1,900	United States Steel Corporation	206,055
8,000	Waters Corporation(a)	476,880

		5,099,880

Electronics—1.5%
19,000	EMC Corporation(a)	295,260
2,000	L-3 Communications Holdings, Inc.	212,580
3,300	MEMC Electronic Materials, Inc.(a)	251,724
6,000	NVIDIA Corporation(a)	128,340

		887,904

Energy—12.8%
8,200	Chesapeake Energy Corporation	370,804
13,400	ChevronTexaco Corporation	1,161,244
10,500	ConocoPhillips	868,455
5,000	Edison International	247,000
2,600	Entergy Corporation	267,124
6,000	Exelon Corporation	449,100
38,000	Exxon Mobil Corporation	3,306,380
14,600	PPL Corporation	662,548
9,700	Sempra Energy	515,361

		7,848,016

Financial Services—7.2%
11,700	Bank of America Corporation	464,958
12,000	Bank of New York Mellon Corporation	526,440
14,000	Citigroup, Inc.	331,940
6,000	Fiserv, Inc.(a)	315,720
7,000	Janus Capital Group, Inc.	169,540
9,500	JPMorgan Chase & Co.	386,175
3,100	Northern Trust Corporation	209,653
8,900	Principal Financial Group, Inc.	491,547
4,000	State Street Corporation	314,200
4,000	T. Rowe Price Group, Inc.	202,120
2,100	The Goldman Sachs Group, Inc.	356,223
5,600	Wachovia Corporation	171,472
16,200	Wells Fargo & Company	473,526

		4,413,514

Gas—2.6%
3,000	Air Products & Chemicals	273,990
3,000	Apache Corporation	344,130
12,000	Praxair, Inc.	963,360

		1,581,480

Health Care—13.0%
13,400	Abbott Laboratories	717,570
10,500	Aetna, Inc.	520,800
10,600	Baxter International, Inc.	625,612
7,300	Becton, Dickinson & Company	660,066
7,000	C.R. Bard, Inc.	663,530
5,000	Express Scripts, Inc.(a)	295,500
14,800	Gilead Sciences, Inc.(a)	700,336
3,700	Humana, Inc.(a)	252,821
14,600	Johnson & Johnson	904,616
6,000	Medco Health Solutions, Inc.(a)	265,860
23,500	Merck & Company, Inc.	1,041,050
18,000	Pfizer, Inc.	401,040
10,000	UnitedHealth Group, Inc.	464,800
6,500	WellPoint, Inc.(a)	455,520

		7,969,121

Insurance—3.0%
4,300	AFLAC, Inc.	268,363
5,000	Aon Corporation	208,050
3,400	Assurant, Inc.	212,670
11,400	CIGNA Corporation	508,212
4,200	MetLife, Inc.	244,692
4,900	Prudential Financial, Inc.	357,553

		1,799,540

Machinery—1.6%
9,800	Deere & Company	835,058
3,900	Manitowoc Co., Inc.	158,886

		993,944

Mining—0.5%
3,220	Freeport-McMoRan Copper & Gold, Inc., Class B	324,769

Oil & Gas—6.1%
24,400	Marathon Oil Corporation	1,297,104
4,000	Noble Corporation	196,600
6,300	Occidental Petroleum Corporation	487,431
9,300	Schlumberger, Ltd.	803,985
3,000	Smith International, Inc.	189,090
2,799	Transocean, Inc.(a)	393,287
5,750	XTO Energy, Inc.	354,833

		3,722,330

Pharmaceuticals—0.9%
4,700	McKesson Corporation	276,172
12,000	Schering-Plough Corporation	260,400

		536,572

Retail—4.8%
5,000	Costco Wholesale Corporation	309,600

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
February 29, 2008
(Unaudited)

Shares/
Principal
Amount	Security Description	Value
Common Stocks—continued
Retail—continued
12,000	CVS Caremark Corporation	$484,560
14,000	McDonald’s Corporation	757,540
17,000	Safeway, Inc.	488,580
10,000	Wal-Mart Stores, Inc.	495,900
3,500	Walgreen Co.	127,785
8,400	Yum! Brands, Inc.	289,380

		2,953,345

Software—7.1%
17,200	Hewlett-Packard Company	821,644
7,900	International Business Machines Corporation	899,494
68,100	Microsoft Corporation	1,853,682
40,600	Oracle Corporation(a)	763,280

		4,338,100

Technology—3.1%
4,900	Apple, Inc.(a)	612,598
36,400	Intel Corporation	726,180
5,000	Monsanto Company	578,400

		1,917,178

Telecommunications—4.8%
39,400	AT&T, Inc.	1,372,302
38,500	Cisco Systems, Inc.(a)	938,245
17,800	Verizon Communications, Inc.	646,496

		2,957,043

Utilities—3.6%
13,000	American Electric Power Company, Inc.	531,960
7,300	Constellation Energy Group, Inc.	644,955
10,600	FirstEnergy Corporation	716,454
7,400	Public Service Enterprise Group, Inc.	326,340

		2,219,709

Total Common Stocks		58,176,001

U.S. Government Agency Securities—4.1%
1,000,000	Federal Farm Credit Bank	999,933
1,500,000	Federal Home Loan Mortgage Corporation	1,499,900

Total U.S. Government Agency Securities		2,499,833

Investment Companies—0.6%
359,045	Performance Money Market Fund, Institutional Class, 2.65% (b)(c)	359,045

Total Investment Companies		359,045

Total Investments
(Cost $54,465,876) (d) —99.9%		61,034,879

Other assets in excess of liabilities—0.1%		69,721

NET ASSETS—100.0%		$61,104,600

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at February 29, 2008.

(d)	Cost for federal income tax and financial reporting purposes are the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$8,984,779
Unrealized depreciation	(2,415,776)

Net unrealized appreciation	$6,569,003

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

Shares	Security Description	Value
Common Stocks—91.9%
Aerospace/Defense—1.2%
5,350	Alliant Techsystems, Inc.(a)	$561,429
14,630	BE Aerospace, Inc.(a)	501,809

		1,063,238

Automotive—1.0%
20,000	BorgWarner, Inc.	862,200

Capital Goods—3.2%
28,830	Commercial Metals Company	878,162
4,400	Precision Castparts Corporation	485,716
25,470	Steel Dynamics, Inc.	1,483,882

		2,847,760

Chemicals—5.0%
15,820	Airgas, Inc.	768,694
29,250	Albemarle Corporation	1,109,745
4,050	CF Industries Holdings, Inc.	494,424
21,530	FMC Corporation	1,218,813
7,540	Lubrizol Corporation	439,582
8,690	Terra Industries, Inc.(a)	392,875

		4,424,133

Commercial Services—0.4%
22,250	Rollins, Inc.	392,712

Construction—1.6%
8,000	Jacobs Engineering Group, Inc.(a)	642,320
23,720	KBR, Inc.(a)	790,588

		1,432,908

Consumer Goods & Services—2.4%
15,500	Church & Dwight Co., Inc.	828,630
26,270	Republic Services, Inc., Class A	802,023
14,000	Sotheby’s	472,080

		2,102,733

Consumer Products—3.9%
19,500	Alberto-Culver Company	522,600
8,000	Hansen Natural Corporation(a)	332,000
23,500	Hormel Foods Corporation	960,210
7,780	Netflix, Inc.(a)	245,692
21,110	Packaging Corporation of America	481,097
21,000	PepsiAmericas, Inc.	531,300
10,750	Tupperware Corporation	392,160

		3,465,059

Diversified—2.2%
26,280	Harsco Corporation	1,484,557
7,590	Roper Industries, Inc.	428,076

		1,912,633

Electronics—5.6%
26,030	AMETEK, Inc.	1,108,618
14,700	Avnet, Inc.(a)	495,537
9,000	Energizer Holdings, Inc.(a)	835,470
28,000	MEMC Electronic Materials, Inc.(a)	2,135,840
6,000	Varian, Inc.(a)	324,900

		4,900,365

Energy—7.7%
20,180	Arch Coal, Inc.	1,030,996
18,000	Grant Prideco, Inc.(a)	908,460
13,000	Newfield Exploration Company(a)	719,940
17,000	Noble Energy, Inc.	1,315,800
23,000	ONEOK, Inc.	1,071,110
16,000	Questar Corporation	884,000
22,000	Scana Corporation	833,140

		6,763,446

Environmental Services & Equipment—0.9%
14,390	Stericycle, Inc.(a)	775,477

Financial Services—2.1%
19,000	Broadridge Financial Solutions, Inc.	363,850
22,000	Eaton Vance Corporation	700,700
26,000	New York Community Bancorp, Inc.	424,580
14,000	SEI Investments Company	350,140

		1,839,270

Health Care—6.4%
16,000	Covance, Inc.(a)	1,350,560
25,500	DENTSPLY International, Inc.	995,520
17,000	Health Net, Inc.(a)	746,980
16,000	Henry Schein, Inc.(a)	957,120
47,400	Millennium Pharmaceuticals, Inc.(a)	663,126
19,500	Pharmaceutical Product Development, Inc.	878,865

		5,592,171

Higher Education—1.1%
14,000	DeVry, Inc.	615,160
2,000	Strayer Education, Inc.	311,400

		926,560

Insurance—3.4%
31,500	American Financial Group, Inc.	814,905
10,000	Everest Re Group, Ltd.	968,800
6,630	StanCorp Financial Group, Inc.	325,467
30,000	W.R. Berkley Corporation	863,700

		2,972,872

Iron/Steel—2.1%
7,350	Carpenter Technology Corporation	461,800
5,730	Cleveland-Cliffs, Inc.	684,506
12,580	Reliance Steel & Aluminum Company	698,316

		1,844,622

Machinery—4.5%
17,010	AGCO Corporation(a)	1,103,269
10,300	Flowserve Corporation	1,121,670
17,430	Joy Global, Inc.	1,156,829
7,960	Lincoln Electric Holding, Inc.	534,434

		3,916,202

Medical—2.5%
16,000	Hologic, Inc.(a)	964,960
3,000	Intuitive Surgical, Inc.(a)	845,760
6,000	Techne Corporation(a)	410,340

		2,221,060

Oil & Gas—17.7%
6,000	Bill Barrett Corporation(a)	278,040
36,000	Cameron International Corporation(a)	1,529,280
12,000	Cimarex Energy Company	632,400
29,180	Denbury Resources, Inc.(a)	930,550
14,240	Energen Corporation	854,400
18,000	Equitable Resources, Inc.	1,109,160
5,000	Exterran Holdings Inc.(a)	348,250
30,000	FMC Technologies, Inc.(a)	1,699,800
13,000	Forest Oil Corporation(a)	641,290
10,000	Frontier Oil Corporation	357,100
11,000	Helmerich & Payne, Inc.	493,130
34,000	MDU Resources Group, Inc.	892,840

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
February 29, 2008
(Unaudited)

Shares/
Principal
Amount	Security Description	Value
Common Stocks—continued
Oil & Gas—continued
15,500	Pioneer Natural Resources Company	$694,245
16,000	Plains Exploration & Production Company(a)	864,000
14,000	Pride International, Inc.(a)	496,160
10,000	Smith International, Inc.	630,300
22,000	Southwestern Energy Company(a)	1,435,060
13,000	Superior Energy Services, Inc.(a)	528,970
18,750	XTO Energy, Inc.	1,157,063

		15,572,038

Real Estate Investment Trusts—0.5%
9,000	AMB Property Corporation	451,620

Retail—3.0%
2,000	Chipotle Mexican Grill, Inc., Class A(a)	198,600
12,000	Dick’s Sporting Goods, Inc.(a)	330,960
9,930	Fastenal Company	403,754
16,000	GameStop Corporation(a)	677,760
29,000	Urban Outfitters, Inc.(a)	834,620
6,000	Warnaco Group, Inc.(a)	225,360

		2,671,054

Software—3.0%
39,000	Activision, Inc.(a)	1,062,750
10,000	DST Systems, Inc.(a)	702,600
25,000	Mcafee, Inc.(a)	831,750

		2,597,100

Technology—4.9%
12,290	Charles River Laboratories International, Inc.(a)	719,948
6,000	Invitrogen Corporation(a)	506,940
16,000	Jack Henry & Associates, Inc.	376,480
10,180	Sensient Technologies Corporation	274,249
9,230	SPX Corporation	944,229
6,980	The Dun & Bradstreet Corporation	609,633
28,390	Western Digital Corporation(a)	876,400

		4,307,879

Telecommunications—2.5%
32,000	Amphenol Corporation, Class A	1,183,040
18,000	Cypress Semiconductor Corporation(a)	391,320
12,610	Harris Corporation	615,746

		2,190,106

Utilities—3.1%
23,000	National Fuel Gas Company	1,082,150
15,000	Northeast Utilities	380,550
34,000	Pepco Holdings, Inc.	859,180
10,000	Wisconsin Energy Corporation	436,200

		2,758,080

Total Common Stocks		80,803,298

U.S. Government Agency Securities—3.4%
3,000,000	Federal Home Loan Bank 2.80% (b), 3/12/08	2,998,200

Total U.S. Government Agency Securities		2,998,200

Investment Companies—4.7%
44,000	iShares S&P MidCap 400 Growth Index	3,642,760
465,859	Performance Money Market Fund, Institutional Class, 2.65% (c)(d)	465,859

Total Investment Companies		4,108,619

Total Investments
(Cost $75,355,442) (e) —100.0%		87,910,117

Liabilities in excess of other assets—0.0%		(25,612)

NET ASSETS—100.0%		$87,884,505

(a)	Non-income producing security.

(b)	Rate represents the effective yield at February 29, 2008.

(c)	Investment in affiliate represents 0.5% of the fund.

(d)	Rate reflects the 7 day effective yield at February 29, 2008.

(e)	Cost for federal income tax purposes is $75,396,644 and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$15,668,443
Unrealized depreciation	(3,154,970)

Net unrealized appreciation	$12,513,473

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

Shares	Security Description	Value
Common Stocks—95.1%
Aerospace/Defense—6.8%
18,000	Goodrich Corporation	$1,066,140
10,700	Lockheed Martin Corporation	1,104,240
17,000	Raytheon Company	1,102,280

		3,272,660

Construction—2.6%
16,000	Jacobs Engineering Group, Inc.(a)	1,284,640

Consumer Goods & Services—2.5%
22,400	Molson Coors Brewing Company	1,208,704

Diversified—7.1%
22,000	CSX Corporation	1,067,440
21,000	Harsco Corporation	1,186,290
21,000	Thermo Fisher Scientific, Inc.(a)	1,174,530

		3,428,260

Electronics—7.4%
27,000	AMETEK, Inc.	1,149,930
10,000	L-3 Communications Holdings, Inc.	1,062,900
18,000	MEMC Electronic Materials, Inc.(a)	1,373,040

		3,585,870

Energy—4.5%
12,000	ChevronTexaco Corporation	1,039,920
18,000	National-Oilwell Varco, Inc.(a)	1,121,400

		2,161,320

Financial Services—1.9%
7,100	IntercontinentalExchange, Inc.(a)	925,130

Health Care—13.2%
20,000	Aetna, Inc.	992,000
20,000	Baxter International, Inc.	1,180,400
12,000	Becton, Dickinson & Company	1,085,040
17,000	Express Scripts, Inc.(a)	1,004,700
13,000	Humana, Inc.(a)	888,290
28,000	Medco Health Solutions, Inc.(a)	1,240,680

		6,391,110

Higher Education—1.8%
20,000	DeVry, Inc.	878,800

Insurance—6.0%
24,200	Aon Corporation	1,006,962
16,000	Assurant, Inc.	1,000,800
20,000	CIGNA Corporation	891,600

		2,899,362

Machinery—5.5%
20,000	AGCO Corporation(a)	1,297,200
16,000	Deere & Company	1,363,360

		2,660,560

Medical—2.3%
18,200	Hologic, Inc.(a)	1,097,642

Oil & Gas—6.6%
26,000	Cameron International Corporation(a)	1,104,480
17,000	Energen Corporation	1,020,000
7,695	Transocean, Inc.(a)	1,081,225

		3,205,705

Pharmaceuticals—2.1%
17,000	McKesson Corporation	998,920

Retail—2.0%
23,000	GameStop Corporation(a)	974,280

Software—1.7%
31,200	Microsoft Corporation	849,264

Technology—11.4%
6,000	Apple, Inc.(a)	750,120
19,000	Charles River Laboratories International, Inc.(a)	1,113,020
9,000	Monsanto Company	1,041,120
14,000	SPX Corporation	1,432,200
39,000	Western Digital Corporation(a)	1,203,930

		5,540,390

Telecommunications—2.6%
34,000	Amphenol Corporation, Class A	1,256,980

Utilities—7.1%
24,000	Allegheny Energy, Inc.	1,216,080
14,000	Constellation Energy Group, Inc.	1,236,900
22,000	Public Service Enterprise Group, Inc.	970,200

		3,423,180

Total Common Stocks		46,042,777

Investment Companies—4.9%
2,387,147	Performance Money Market Fund, Institutional Class, 2.65% (b)(c)	2,387,147

Total Investment Companies		2,387,147

Total Investments
(Cost $46,169,834) (d)—100.0%		48,429,924

Other assets in excess of liabilities—0.0%		5,175

NET ASSETS—100.0%		$48,435,099

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at February 29, 2008.

(d)	Cost for federal income tax and financial reporting purposes are the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,946,198
Unrealized depreciation	(2,686,108)

Net unrealized appreciation	$2,260,090

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

Shares/ Principal Amount	Security Description	Value
Common Stocks—89.8%
Business Equipment & Services—1.3%
18,130	Pitney Bowes, Inc.	$648,691

Chemicals—3.3%
18,640	Dow Chemical Company	702,542
18,830	Du Pont De Nemours E.I.	874,088

		1,576,630

Consumer Goods & Services—7.0%
10,190	3M Company	798,896
12,960	Altria Group, Inc.	947,894
12,100	Kimberly-Clark Corporation	788,678
12,750	Procter & Gamble Company	843,795

		3,379,263

Consumer Products—1.5%
23,468	Kraft Foods, Inc.	731,497

Diversified—4.4%
27,700	Alcoa, Inc.	1,028,778
33,150	General Electric Company	1,098,591

		2,127,369

Energy—18.4%
24,580	Chesapeake Energy Corporation	1,111,507
9,820	ChevronTexaco Corporation	851,001
11,770	ConocoPhillips	973,497
9,990	Diamond Offshore Drilling, Inc.	1,207,092
32,950	Enterprise Products Partners, LP	1,020,461
17,910	Kinder Morgan Energy Partners, LP	1,029,109
13,500	ONEOK, Inc.	628,695
5,760	Peabody Energy Corporation	326,131
36,490	Penn Virginia Resource Partners, LP	975,743
13,370	Valero Energy Corporation	772,385

		8,895,621

Financial Services—11.7%
18,540	Bank of America Corporation	736,780
13,900	Comerica, Inc.	503,736
32,590	FirstMerit Corporation	611,714
3,946	Guaranty Financial Group, Inc.(a)	51,653
10,930	JPMorgan Chase & Company	444,305
25,910	KeyCorp	571,315
50,270	People’s United Financial, Inc.	847,552
24,300	San Juan Basin Royalty Trust	936,765
29,580	U.S. Bancorp	947,152

		5,650,972

Health Care—6.9%
17,770	Abbott Laboratories	951,583
36,950	Bristol-Myers Squibb Company	835,440
13,400	Johnson & Johnson	830,264
32,670	Pfizer, Inc.	727,888

		3,345,175

Insurance—1.4%
13,920	Allstate Corporation	664,402

Machinery—1.6%
11,780	Joy Global, Inc.	781,839

Oil & Gas—4.1%
5,900	CNOOC Limited	978,043
7,178	Transocean, Inc.(a)	1,008,581

		1,986,624

Paper Products—0.3%
11,840	Temple-Inland, Inc.	162,563

Railroads—5.1%
13,470	Burlington Northern Santa Fe Corporation	1,182,396
10,280	Union Pacific Corporation	1,282,533

		2,464,929

Real Estate Investment Trusts—6.0%
18,730	AMB Property Corporation	939,872
7,730	Boston Properties, Inc.	666,094
3,946	Forestar Real Estate Group, Inc.(a)	96,204
21,130	HCP, Inc.	616,573
14,470	Plum Creek Timber Company, Inc.	588,784

		2,907,527

Retail—2.0%
18,000	McDonald’s Corporation	973,980

Telecommunications—3.6%
27,520	AT&T, Inc.	958,522
21,710	Verizon Communications, Inc.	788,507

		1,747,029

Utilities—11.2%
22,420	Dominion Resources, Inc.	895,455
32,050	Duke Energy Corporation	562,157
26,770	Great Plains Energy, Inc.	680,761
37,800	NiSource, Inc.	649,782
29,630	OGE Energy Corporation	962,086
19,070	Progress Energy, Inc.	799,224
25,040	Southern Company	864,631

		5,414,096

Total Common Stocks		43,458,207

U.S. Government Agency Securities—1.9%
$900,851	Federal National Mortgage Association, 6.00%, 3/1/37	920,965

Total U.S. Government Agency Securities		920,965

Investment Companies—8.2%
74,190	John Hancock Bank and Thrift Opportunity Fund	438,463
2,789,738	Performance Money Market Fund, Institutional Class, 2.65% (b)(c)	2,789,738
51,890	Pimco Corporate Opportunity Fund	752,405

Total Investment Companies		3,980,606

Total Investments
(Cost $45,559,032) (d)—99.9%		48,359,778

Other assets in excess of liabilities—0.1%		46,242

NET ASSETS—100.0%		$48,406,020

(a)	Non-income producing security.

(b)	Investment in affiliate represents 5.8% of the fund.

(c)	Rate reflects the 7 day effective yield at February 29, 2008.

(d)	Cost for federal income tax purposes is $45,214,053 and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$5,844,108
Unrealized depreciation	(2,698,383)

Net unrealized appreciation	$3,145,725

LP	Limited Partnership

Performance Funds Trust
The Performance Advisor Growth Portfolio
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

Shares	Security Description	Value
Investment Companies—99.8%(a)
17,450	Performance Intermediate Term Income Fund, Institutional Class	$183,577
47,174	Performance Large Cap Equity Fund, Institutional Class	447,681
51,811	Performance Leaders Equity Fund, Institutional Class (b)	446,607
35,236	Performance Mid Cap Equity Fund, Institutional Class (b)	445,741
93,585	Performance Money Market Fund, Institutional Class, 2.65% (c)	93,585
176	Performance Short Term Government Income Fund, Institutional Class	1,765
16,101	Performance Strategic Dividend Fund, Institutional Class	178,397

Total Investment Companies		1,797,353

Total Investments
(Cost $2,051,632) (d)—99.8%		1,797,353

Other assets in excess of liabilities—0.2%		3,555

NET ASSETS—100.0%		$1,800,908

(a)	Investments in affiliate.

(b)	Non-income producing security.

(c)	Rate reflects the 7 day effective yield at February 29, 2008.

(d)	Cost for federal income tax purposes is $2,099,002 and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$10,007
Unrealized depreciation	(311,656)

Net unrealized depreciation	$(301,649)

Performance Funds Trust
The Performance Advisor Moderate Portfolio
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

Shares	Security Description	Value
Investment Companies—99.8%(a)
41,190	Performance Intermediate Term Income Fund, Institutional Class	$433,323
58,341	Performance Large Cap Equity Fund, Institutional Class	553,653
47,639	Performance Leaders Equity Fund, Institutional Class (b)	410,649
32,959	Performance Mid Cap Equity Fund, Institutional Class (b)	416,933
138,245	Performance Money Market Fund, Institutional Class, 2.65% (c)	138,245
42,239	Performance Short Term Government Income Fund, Institutional Class	424,505
37,615	Performance Strategic Dividend Fund, Institutional Class	416,773

Total Investment Companies		2,794,081

Total Investments
(Cost $3,019,991) (d)—99.8%		2,794,081

Other assets in excess of liabilities—0.2%		5,895

NET ASSETS—100.0%		$2,799,976

(a)	Investments in affiliate.

(b)	Non-income producing security.

(c)	Rate reflects the 7 day effective yield at February 29, 2008.

(d)	Cost for federal income tax purposes is $3,062,759 and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$34,665
Unrealized depreciation	(303,343)

Net unrealized depreciation	$(268,678)

Performance Funds Trust
The Performance Advisor Conservative Portfolio
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

Shares	Security Description	Value
Investment Companies—103.5% (a)
49,179	Performance Intermediate Term Income Fund, Institutional Class	$517,360
21,202	Performance Large Cap Equity Fund, Institutional Class	201,203
23,481	Performance Mid Cap Equity Fund, Institutional Class (b)	297,037
108,756	Performance Money Market Fund, Institutional Class, 2.65% (c)	108,756
50,814	Performance Short Term Government Income Fund, Institutional Class	510,677
35,961	Performance Strategic Dividend Fund, Institutional Class	398,450

Total Investment Companies		2,033,483

Total Investments
(Cost $2,075,394) (d)—103.5%		2,033,483

Liabilities in excess of other assets—(3.5)%		(69,570)

NET ASSETS—100.0%		$1,963,913

(a)	Investments in affiliate.

(b)	Non-income producing security.

(c)	Rate reflects the 7 day effective yield at February 29, 2008.

(d)	Cost for federal income tax purposes is $2,100,571 and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$43,896
Unrealized depreciation	(110,984)

Net unrealized depreciation	$(67,088)

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)      Performance Funds Trust
By (Signature and Title)*      /s/ Duane A. Dewey, President
Date      4/22/08
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*      /s/ Duane A. Dewey, President
Date      4/22/08
By (Signature and Title)*      /s/ Christopher E. Sabato, Treasurer
Date      4/22/08
* Print the name and title of each signing officer under his or her signature.